Financial Instruments - Schedule of Hedging Instruments Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	¥ 425	¥ (3,316)
Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(21,313)	(22,499)
Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	(48,573)	(45,820)
Balance in hedge cost reserve	(6,135)	(8,592)
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	3,560	3,560
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	97,977	15,436
Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	¥ 54,778	¥ 20,476